Property, Plant and Equipment - Summary of Property, Plant and Equipment Held under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment held under finance leases	¥ 2,715	¥ 2,332	¥ 2,456
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment held under finance leases	1,002	1,084	1,158
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment held under finance leases	1,664	1,182	1,207
Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment held under finance leases	¥ 49	¥ 66	¥ 91